RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2018 and 2017, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2018 and 2017, are as follows:

	2018
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$58,744	$29,362	$29,382
Series 16	96,456	14,048	82,408
Series 17	53,052	55,097	(2,045)
Series 18	89,577	33,750	55,827
Series 19	31,860	750	31,110
	$329,689	$133,007	$196,682

	2017
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$34,893	$9,962	$24,931
Series 16	138,132	17,254	120,878
Series 17	76,248	1,097	75,151
Series 18	95,616	15,650	79,966
Series 19	35,172	2,250	32,922
	$380,061	$46,213	$333,848

The partnership management fees paid for the years ended March 31, 2018 and 2017 are as follows:

	2018	2017
Series 15	$63,602	$-
Series 16	231,826	243,000
Series 17	53,052	76,248
Series 18	508,704	-
Series 19	31,860	35,172
	$889,044	$354,420

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2018 and 2017, total partnership management fees accrued were $14,740,050 and $15,299,405, respectively.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2018 and 2017 charged to each series’ operations are as follows:

	2018	2017
Series 15	$16,661	$18,807
Series 16	19,172	22,040
Series 17	16,854	18,755
Series 18	15,862	17,655
Series 19	15,689	17,196
	$84,238	$94,453

Accounts payable - affiliates at March 31, 2018 and 2017 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.